Transactions and Balances with Related Parties (Details) - Schedule of Current Assets Under Loans to Associates - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of non current assets [Abstract]
Loan to Laminera (note 3L)	$ 88	$ 93
Loan to Revoltz (note 3H)	141	62
Loan to Metagramm (note 3P)	167
Credit line to Parazero (note 3K)	785	391
Curent Assests, Total	$ 1,181	$ 546